Taxation - Movement of the valuation allowances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Valuation Allowance [Abstract]
Balance as of January 1,	¥ (1,030,634)	¥ (793,220)
Change of valuation allowance	(127,354)	(237,414)
Balance as of December 31,	¥ (1,157,988)	¥ (1,030,634)